STATEMENTS OF CASH FLOWS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (11,769)	$ 145,189
Adjustments to reconcile net cash used in operating activities:
Interest earned on investment held in Trust Account		(1,651,461)
Changes in operating assets and liabilities:
Prepaid expenses		(84,486)
Other receivable		(10,850)
Accounts payable and accrued expenses	1,189	610,742
Income tax payable		309,931
Franchise tax payable	10,580	175,600
Net cash used in operating activities		(505,334)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account		(115,000,000)
Net cash used in investing activities		(115,000,000)
Cash Flows from Financing Activities:
Proceeds from promissory note- related party	250,000
Proceeds from issuance of shares of common stock to initial stockholders	25,000
Proceeds from sale of public units through public offering		115,000,000
Proceeds from sale of private placement units		3,435,000
Repayment of promissory note to related party		(250,000)
Payment of underwriters’ commissions		(2,300,000)
Payment of deferred offering costs	(79,000)	(339,802)
Net cash provided by financing activities	196,000	115,545,198
Net change in cash	196,000	39,864
Cash, beginning of the year		196,000
Cash, end of the year	196,000	235,864
Supplemental Disclosure of Non-cash Financing Activities
Initial classification of common stock subject to redemption		106,030,000
Deferred underwriting fee		4,025,000
Remeasurement of common stock to redemption value		$ 16,858,238